Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000276463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 08, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 08, 2012
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
Supplement [Text Block]	bbfi4_SupplementTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the "Fund")
Supplement dated May 8, 2012 to the
Investor A1, Investor B1, Investor B2, Investor C1, and Investor C2 Shares Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund's Prospectus:
The section of the Prospectus captioned "Fund Overview –– Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor B1 Shares	Investor B2 Shares	Investor C1 Shares	Investor C2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	1.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%[1]	4.50%[2]	1.00%[3]	1.00%[3]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A1 Shares	Investor B1 Shares	Investor B2 Shares	Investor C1 Shares	Investor C2 Shares
Management Fee[5]	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.10%	0.50%	1.00%[6]	0.80%	0.50%
Other Expenses	0.66%	0.79%	1.34%	0.70%	0.83%
Interest Expense	0.45%	0.45%	0.45%	0.45%	0.45%
Other Expenses	0.21%	0.34%	0.89%	0.25%	0.38%

Supplement One [Text Block]	bbfi4_SupplementOneTextBlock
Other Expenses of the Subsidiary[7]	––	––	––	––	––
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.74%	2.79%	1.95%	1.78%
Fee Waivers and/or Expense Reimbursements[5]	(0.07)%	(0.07)%	(0.68)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After
Fee Waivers and /or Expense Reimbursements[5]	1.14%	1.67%	2.11%	1.88%	1.71%

1	A contingent deferred sales charge ("CDSC") of 1.00% is assessed if shares are redeemed within one year. The CDSC for Investor B1 Shares decreases for redemptions made in subsequent years. After three years there is no CDSC on Investor B1 Shares.
2	The CDSC is 4.50% if shares are redeemed within one year. The CDSC for Investor B2 Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B2 Shares.
3	There is no CDSC on Investor C1 and Investor C2 Shares after one year.
4	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Total Return Portfolio (the "Master Portfolio").
5	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio's average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund's average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund's management fee in the amount of the Fund's share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund's average daily net assets. In addition, as described in the "Management of the Fund" section of the Fund's prospectus on page 28, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% (for Investor B2 Shares) of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days' notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
6	For the year ended September 30, 2011, the Investor B2 Shares did not pay distribution fees due to regulatory fee limits. The Total Annual Fund Operating Expenses have been restated to reflect as if the distribution fees had been paid.
7	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the "Subsidiary") is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

Supplement Two [Text Block]	bbfi4_SupplementTwoTextBlock
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$215	$459	$721	$1,472
Investor B1 Shares	$270	$551	$907	$1,976
Investor B2 Shares	$664	$1,137	$1,586	$2,505
Investor C1 Shares	$291	$591	$1,016	$2,201
Investor C2 Shares	$274	$539	$928	$2,019
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B1 Shares	$170	$526	$907	$1,976
Investor B2 Shares	$214	$787	$1,386	$2,505
Investor C1 Shares	$191	$591	$1,016	$2,201
Investor C2 Shares	$174	$539	$928	$2,019

You would pay the following expenses if you did not redeem your shares:

The section of the Prospectus captioned "Fund Overview –– Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The section of the Prospectus captioned "Fund Overview –– Principal Risks of Investing in the Fund" is amended to add the following:

•	Commodities Related Investments Risks –– Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Subsidiary Risk –– By indirectly investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see "Commodities Related Investment Risks" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi4_SupplementTextBlock
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
(the "Fund")
Supplement dated May 8, 2012 to the
Investor A1, Investor B1, Investor B2, Investor C1, and Investor C2 Shares Prospectus, dated January 27, 2012
Effective immediately, the following changes are made to the Fund's Prospectus:
The section of the Prospectus captioned "Fund Overview –– Fees and Expenses of the Fund" is deleted in its entirety and replaced with the following:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor B1 Shares	Investor B2 Shares	Investor C1 Shares	Investor C2 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	1.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	1.00%[1]	4.50%[2]	1.00%[3]	1.00%[3]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[4]	Investor A1 Shares	Investor B1 Shares	Investor B2 Shares	Investor C1 Shares	Investor C2 Shares
Management Fee[5]	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.10%	0.50%	1.00%[6]	0.80%	0.50%
Other Expenses	0.66%	0.79%	1.34%	0.70%	0.83%
Interest Expense	0.45%	0.45%	0.45%	0.45%	0.45%
Other Expenses	0.21%	0.34%	0.89%	0.25%	0.38%

Supplement One [Text Block]	bbfi4_SupplementOneTextBlock
Other Expenses of the Subsidiary[7]	––	––	––	––	––
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.74%	2.79%	1.95%	1.78%
Fee Waivers and/or Expense Reimbursements[5]	(0.07)%	(0.07)%	(0.68)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After
Fee Waivers and /or Expense Reimbursements[5]	1.14%	1.67%	2.11%	1.88%	1.71%

1	A contingent deferred sales charge ("CDSC") of 1.00% is assessed if shares are redeemed within one year. The CDSC for Investor B1 Shares decreases for redemptions made in subsequent years. After three years there is no CDSC on Investor B1 Shares.
2	The CDSC is 4.50% if shares are redeemed within one year. The CDSC for Investor B2 Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B2 Shares.
3	There is no CDSC on Investor C1 and Investor C2 Shares after one year.
4	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's share of the allocated expenses of Master Total Return Portfolio (the "Master Portfolio").
5	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.07% of the Master Portfolio's average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.37% of the Fund's average daily net assets for an overall management fee rate paid by the Fund of 0.44%. However, BlackRock has contractually agreed to waive the Fund's management fee in the amount of the Fund's share of the management fee paid by the Master Portfolio for as long as the Fund invests in the Master Portfolio. After giving effect to this waiver, BlackRock receives a fee from the Fund (including the fee paid indirectly through the Master Portfolio) at the annual rate of 0.37% of the Fund's average daily net assets. In addition, as described in the "Management of the Fund" section of the Fund's prospectus on page 28, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.65% (for Investor B2 Shares) of average daily net assets until February 1, 2013. These contractual agreements may be terminated upon 90 days' notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.
6	For the year ended September 30, 2011, the Investor B2 Shares did not pay distribution fees due to regulatory fee limits. The Total Annual Fund Operating Expenses have been restated to reflect as if the distribution fees had been paid.
7	The BlackRock Cayman Master Total Return Portfolio I, Ltd. (the "Subsidiary") is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.

Supplement Two [Text Block]	bbfi4_SupplementTwoTextBlock
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$215	$459	$721	$1,472
Investor B1 Shares	$270	$551	$907	$1,976
Investor B2 Shares	$664	$1,137	$1,586	$2,505
Investor C1 Shares	$291	$591	$1,016	$2,201
Investor C2 Shares	$274	$539	$928	$2,019
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor B1 Shares	$170	$526	$907	$1,976
Investor B2 Shares	$214	$787	$1,386	$2,505
Investor C1 Shares	$191	$591	$1,016	$2,201
Investor C2 Shares	$174	$539	$928	$2,019

You would pay the following expenses if you did not redeem your shares:

The section of the Prospectus captioned "Fund Overview –– Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing, through the Master Portfolio, up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Master Portfolio formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The section of the Prospectus captioned "Fund Overview –– Principal Risks of Investing in the Fund" is amended to add the following:

•	Commodities Related Investments Risks –– Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
•	Subsidiary Risk –– By indirectly investing in the Subsidiary through its investment in the Master Portfolio, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund or the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Fund or the Master Portfolio (see "Commodities Related Investment Risks" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Master Portfolio wholly owns and controls the Subsidiary, and the Master Portfolio and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.